SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Development Costs, Period Cost	$ 317
Related Development Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Development Costs, Period Cost	180
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Development Costs, Period Cost	$ 221